Accounts and Notes Receivable - Summary of Aging of Receivables (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 21,976	$ 20,039	$ 17,953
Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	137	179
60-89 Days Past Due	35	60
Greater Than 90 Days	17	4
Total Past Due	189	243
Current	12,238	11,108
Total	12,730	11,760	11,041
Retail [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	18	19
60-89 Days Past Due	5	5
Greater Than 90 Days	3	3
Total Past Due	26	27
Current	8,336	7,201
Total	8,392	7,257
Retail [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	75	129
60-89 Days Past Due	21	47
Greater Than 90 Days	8
Total Past Due	104	176
Current	1,524	1,692
Total	1,848	2,148
Retail [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	4	3
Total Past Due	4	3
Current	1,651	1,218
Total	1,706	1,315
Retail [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	40	28
60-89 Days Past Due	9	8
Greater Than 90 Days	6	1
Total Past Due	55	37
Current	727	997
Total	784	1,040
Wholesale [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	184	143
60-89 Days Past Due	41	51
Greater Than 90 Days	19
Total Past Due	244	194
Current	8,595	7,599
Total	9,111	8,049	6,783
Wholesale [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	3,536	3,192
Total	3,566	3,253
Wholesale [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	180	141
60-89 Days Past Due	36	51
Greater Than 90 Days	1
Total Past Due	217	192
Current	4,052	3,522
Total	4,510	3,908
Wholesale [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	796	648
Total	797	649
Wholesale [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days Past Due	4	2
60-89 Days Past Due	5
Greater Than 90 Days	18
Total Past Due	27	2
Current	211	237
Total	238	239
Performing Financing Receivable [Member] | Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	12,427	11,351
Performing Financing Receivable [Member] | Retail [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8,362	7,228
Performing Financing Receivable [Member] | Retail [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,628	1,868
Performing Financing Receivable [Member] | Retail [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	1,655	1,221
Performing Financing Receivable [Member] | Retail [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	782	1,034
Performing Financing Receivable [Member] | Wholesale [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	8,839	7,793
Performing Financing Receivable [Member] | Wholesale [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	3,536	3,192
Performing Financing Receivable [Member] | Wholesale [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	4,269	3,714
Performing Financing Receivable [Member] | Wholesale [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	796	648
Performing Financing Receivable [Member] | Wholesale [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	238	239
Nonperforming Financing Receivable [Member] | Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	303	409
Nonperforming Financing Receivable [Member] | Retail [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	30	29
Nonperforming Financing Receivable [Member] | Retail [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	220	280
Nonperforming Financing Receivable [Member] | Retail [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	51	94
Nonperforming Financing Receivable [Member] | Retail [Member] | APAC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2	6
Nonperforming Financing Receivable [Member] | Wholesale [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	272	256
Nonperforming Financing Receivable [Member] | Wholesale [Member] | NAFTA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	30	61
Nonperforming Financing Receivable [Member] | Wholesale [Member] | EMEA [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	241	194
Nonperforming Financing Receivable [Member] | Wholesale [Member] | LATAM [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	$ 1	$ 1